Investment Property (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property [text block]
Investment property movements are detailed as follows:

	Lands	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2020
Historic cost	6,179,518	2,920,605	9,100,123
Depreciation	-	(786,849)	(786,849)
Book Value	6,179,518	2,133,756	8,313,274

As of December 31, 2020
Additions (2)	76,136	100,952	177,088
Divestitures	(277,008)	(44,269)	(321,277)
Depreciation	-	(68,177)	(68,177)
Conversion effect (depreciation)	(1,142,449)	(410,633)	(1,553,082)
Conversion effect	-	29,665	29,665
Other increases (decreases) (1)	857,249	271,202	1,128,451
Changes	(486,072)	(121,260)	(607,332)
Book Value	5,693,446	2,012,496	7,705,942

As of December 31, 2020
Historic cost	5,693,446	2,837,857	8,531,303
Depreciation	-	(825,361)	(825,361)
Book Value	5,693,446	2,012,496	7,705,942

As of December 31, 2021
Depreciation	-	(86,129)	(86,129)
Conversion effect (depreciation)	(82,337)	(32,513)	(114,850)
Conversion effect	-	2,845	2,845
Other increases (decreases) (1)	1,502,451	541,355	2,043,806
Changes	1,420,114	425,558	1,845,672
Book Value	7,113,560	2,438,054	9,551,614

As of December 31, 2021
Historic cost	7,113,560	3,346,699	10,460,259
Depreciation	-	(908,645)	(908,645)
Book Value	7,113,560	2,438,054	9,551,614
(1)	Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.
(2)	See Note 16 - Investments accounted for using equity method number 2).